Convertible Notes	12 Months Ended
Jun. 30, 2025
Convertible Notes [Abstract]
CONVERTIBLE NOTES

NOTE 13 – CONVERTIBLE NOTES

The Convertible Note 2021

On December 20, 2021, the Company entered into a Securities Purchase Agreement with an institutional investor pursuant to which the Company issued an unsecured convertible promissory note with a two-year maturity (the “Convertible Note 2021”) to Investor. The Convertible Note 2021 has the original principal amount of $5,275,000 including the original issue discount of $250,000 and Investor’s legal and other transaction costs of $25,000. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2021:

●	Interest accrues on the outstanding balance of the Convertible Note at 8% per annum from the Purchase Price Date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Convertible Note.

●	Upon the occurrence of a Trigger Event, Investor may increase the outstanding balance payable under the Convertible Note by 12% or 5%, depending on the nature of such event. If the Company files to cure the Trigger Event within the required five trading days, the Triger Event will automatically become an event of default and interest will accrue at the lesser of 22% per annum or the maximum rate permitted by applicable law. The Company evaluated these trigger events and concluded to record no provision as of June 30, 2022.

●	Investor may convert all or any part of the outstanding balance of the Convertible Note, at any time after six months from the issue date, into ordinary shares of the Company at a price equal to 85% multiplied by the lowest daily VWAP (Volume-Weighted Average Price) during the ten trading days immediately preceding the applicable conversion, subject to certain adjustments, an issuance cap pursuant to NASDAQ Listing Rule 5635(d) and ownership limitations specified in the Convertible Note.

●	Joseph Stone Capital, LLC (“JSC”) acted as the exclusive placement agent in connection with the offering. The Company agreed to pay JSC a cash fee equal to 6.5% of the aggregate gross proceeds received by the Company in the offering as well as certain placement agent allowance and legal fees. In addition, the Company agreed to issue to JSC or its designee(s) warrants to purchase up to 157,934 ordinary shares (2 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) of the Company. The warrants have a term of five years and are exercisable at a price of $2.00 per share ($200,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024).

●	Lender has the right at any time after the date that is six (6) months from the Purchase Price Date until the Outstanding Balance has been paid in full, at its election, to convert (“Conversion”) all or any portion of the Outstanding Balance into fully paid and non-assessable Ordinary Shares, par value $0.0001 (the “Ordinary Shares”), of Borrower (“Conversion Shares”) as per the following conversion formula: the number of Conversion Shares equals the amount being converted (the “Conversion Amount”) divided by the Conversion Price; provided, however, that in the event the Floor Price is higher than the Conversion Price, Borrower may, subject to applicable Nasdaq listing rules, either agree to lower the Floor Price (as defined below) to be equal to the applicable Conversion Price or satisfy the Conversion in cash.

In accounting for the issuance of the Convertible Note 2021, the Company separated the Convertible Note into liability and equity components. The carrying amount of the equity component of the Convertible Note 2021 and the warrants was $1,304,565 (equity component $1,092,460, warrants value $212,105). Equity component was determined by deducting the fair value of the liability component from the par value of the original Convertible Note 2021. Warrants value was determined with the Black Scholes model. Equity component is not remeasured as long as it continues to meet the conditions for equity classification. The excess of the principal amount of the liability component over its carrying amount (“debt discount”) is amortized to interest expense over the term of the Convertible Note 2021.

Debt issuance costs related to the original Convertible Note 2021 comprised of commissions paid to third party placement agent, lawyers, and warrants value of $880,025. The Company allocated the total amount incurred to the liability and equity components of the original Convertible Note 2021 based on their relative values. Issuance costs attributable to the liability component were $697,771 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $182,255 and netted with the equity component in stockholders’ equity of $1,092,460 and warrant value of $212,105.

For the year ended June 30, 2022, the Company issued 739,453 ordinary shares (7 ordinary shares retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) with a fair value of $200,000 for principal and interest partial settlement of the Convertible Note 2021.

For the year ended June 30, 2023, the Company issued 14,042,911 ordinary shares (6,970 ordinary shares retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) with a fair value of $3,520,000 for principal and interest partial settlement of the Convertible Note 2021.

For the year ended June 30, 2024, the Company issued 5,263,835 ordinary shares (32,379 ordinary shares retrospectively restated for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024) with a fair value of $1,680,679 for principal and interest partial settlement of the Convertible Note 2021.

The Convertible Note 2021 was fully repaid and converted on November 10, 2023.

The Convertible Note 2022

On May 13, 2022, the Company entered into a Securities Purchase Agreement with an institutional investor pursuant to which the Company issued an unsecured convertible promissory note with a two-year maturity (the “Convertible Note 2022”) to Investor. The Convertible Note 2022 has the original principal amount of $3,170,000 including the original issue discount of $150,000 and Investor’s legal and other transaction costs of $20,000. The Company anticipates using the proceeds for general working capital purposes.

Material Terms of the Convertible Note 2022:

●	Interest accrues on the outstanding balance of the Convertible Note at 8% per annum from the Purchase Price Date until the same is paid in full. All interest calculations hereunder shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months, shall compound daily and shall be payable in accordance with the terms of this Convertible Note.

●	Upon the occurrence of a Trigger Event, Investor may increase the outstanding balance payable under the Convertible Note by 12% or 5%, depending on the nature of such event. If the Company files to cure the Trigger Event within the required five trading days, the Triger Event will automatically become an event of default and interest will accrue at the lesser of 22% per annum or the maximum rate permitted by applicable law. The Company evaluated these trigger events and concluded to record no provision as of June 30, 2022.

●	Investor may convert all or any part of the outstanding balance of the Convertible Note, at any time after six months from the issue date, into ordinary shares of the Company at a price equal to 85% multiplied by the lowest daily VWAP (Volume-Weighted Average Price) during the ten trading days immediately preceding the applicable conversion, subject to certain adjustments, an issuance cap pursuant to NASDAQ Listing Rule 5635(d) and ownership limitations specified in the Convertible Note.
●	Joseph Stone Capital, LLC (“JSC”) acted as the exclusive placement agent in connection with the offering. The Company agreed to pay JSC a cash fee equal to 6.5% of the aggregate gross proceeds received by the Company in the offering as well as certain placement agent allowance and legal fees. In addition, the Company agreed to issue to JSC or its designee(s) warrants to purchase up to 386,585 ordinary shares (4 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) of the Company. The warrants have a term of five years and are exercisable at a price of $0.49 per share ($49,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024 and September 24, 2024).

●	Lender has the right at any time after the date that is six (6) months from the Purchase Price Date until the Outstanding Balance has been paid in full, at its election, to convert (“Conversion”) all or any portion of the Outstanding Balance into fully paid and non-assessable Ordinary Shares, par value $0.0001 (the “Ordinary Shares”), of Borrower (“Conversion Shares”) as per the following conversion formula: the number of Conversion Shares equals the amount being converted (the “Conversion Amount”) divided by the Conversion Price; provided, however, that in the event the Floor Price is higher than the Conversion Price, Borrower may, subject to applicable Nasdaq listing rules, either agree to lower the Floor Price (as defined below) to be equal to the applicable Conversion Price or satisfy the Conversion in cash.

In accounting for the issuance of the Convertible Note 2022, the Company separated the Convertible Note into liability and equity components. The carrying amount of the equity component of the Convertible Note and the warrants was $816,765 (equity component $683,393, warrants value $133,372). Equity component was determined by deducting the fair value of the liability component from the par value of the original Convertible Note 2022. Warrants value was determined with the Black Scholes model. Equity component is not remeasured as long as it continues to meet the conditions for equity classification. The excess of the principal amount of the liability component over its carrying amount (“debt discount”) is amortized to interest expense over the term of the Convertible Note 2022.

Debt issuance costs related to the original Convertible Note 2022 comprised of commissions paid to third party placement agent, lawyers, and warrants value of $559,467. The Company allocated the total amount incurred to the liability and equity components of the original Convertible Note 2022 based on their relative values. Issuance costs attributable to the liability component were $438,856 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $120,611 and netted with the equity component in stockholders’ equity of $683,393 and warrant value of $133,372.

For the year ended June 30, 2024, the Company issued 3,019,710 ordinary shares (121,667 ordinary shares retrospectively restated for effect of reverse stock splits on February 14, 2024 and September 24, 2024) with a fair value of $3,775,000 for principal and interest partial settlement of the Convertible Note 2022.

The Convertible Note 2022 was fully repaid and converted on June 18, 2024.

Net carrying amount of the liability component Convertible Notes dated as of June 30, 2025 and 2024 were Nil and Nil, respectively.

Net carrying amount of the equity component of the Convertible Notes as of June 30, 2025 and 2024 were as following:

	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Note 2021	$1,092,460	$(182,255)	$910,205
Convertible Note 2022	683,393	(120,611)	562,782
Convertible Notes – equity portion	$1,775,853	$(302,866)	$1,472,987

Amortization of issuance cost and debt discount, and interest cost for the year ended June 30, 2025 were Nil and Nil, respectively. Amortization of issuance cost and debt discount, and interest cost for the year ended June 30, 2024 were as follows:

	Issuance costs and debt discount	Convertible note interest	Total

Convertible Note 2021	$325,039	$229,463	$554,502
Convertible Note 2022	1,028,622	278,335	1,306,957
Convertible Notes	$1,353,661	$507,798	$1,861,459

The effective interest rate to derive the liability component fair value were 33.10% and 34.51% for Convertible Note 2021 and Convertible Note 2022, respectively.